Loans, Impaired Loans and Allowance for Credit Losses - Loans Maturities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 597,560	$ 556,899
Allowance for credit losses	(5,077)	(5,065)
Total loans net of allowance for credit losses	592,483	551,834
Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	169,063	152,274
Total loans net of allowance for credit losses	169,063	152,274
One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	318,256	307,208
Total loans net of allowance for credit losses	318,256	307,208
Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	23,351	22,479
Total loans net of allowance for credit losses	23,351	22,479
Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	21,269	12,506
Total loans net of allowance for credit losses	21,269	12,506
No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	65,621	62,432
Allowance for credit losses	(5,077)	(5,065)
Total loans net of allowance for credit losses	60,544	57,367
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	268,169	253,357
Allowance for credit losses	(680)	(678)
Total loans net of allowance for credit losses	267,489	252,679
Residential mortgages [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	50,316	49,762
Residential mortgages [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	184,541	180,563
Residential mortgages [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,141	10,326
Residential mortgages [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	19,780	11,040
Residential mortgages [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,391	1,666
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	98,631	96,019
Allowance for credit losses	(2,065)	(2,109)
Total loans net of allowance for credit losses	96,566	93,910
Loans to consumers [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	17,737	17,422
Loans to consumers [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	36,223	35,050
Loans to consumers [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,975	4,775
Loans to consumers [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	762	693
Loans to consumers [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	38,934	38,079
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	17,788	16,485
Allowance for credit losses	(1,255)	(1,213)
Total loans net of allowance for credit losses	16,533	15,272
Credit Card [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	17,788	16,485
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	212,972	191,038
Allowance for credit losses	(1,077)	(1,065)
Total loans net of allowance for credit losses	211,895	189,973
Business and government [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	101,010	85,090
Business and government [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	97,492	91,595
Business and government [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,235	7,378
Business and government [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	727	773
Business and government [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,508	6,202
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	247,676	239,729
Total loans net of allowance for credit losses	247,676	239,729
Floating interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	49,676	59,351
Floating interest rate [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	42,373	41,868
Floating interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	155,627	138,510
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	344,160	312,035
Total loans net of allowance for credit losses	344,160	312,035
Fixed interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	216,036	191,802
Fixed interest rate [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	55,169	53,142
Fixed interest rate [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	17,788	16,485
Fixed interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	55,167	50,606
Non-rate sensitive [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,724	5,135
Allowance for credit losses	(5,077)	(5,065)
Total loans net of allowance for credit losses	647	70
Non-rate sensitive [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,457	2,204
Non-rate sensitive [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,089	1,009
Non-rate sensitive [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,178	$ 1,922